Average Annual Total Returns - FidelitySustainabilityIndexFunds-ComboPRO - FidelitySustainabilityIndexFunds-ComboPRO - Fidelity International Sustainability Index Fund	Dec. 30, 2022
Fidelity International Sustainability Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	7.65%
Since Inception	8.22%
Fidelity International Sustainability Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	7.26%
Since Inception	7.84%
Fidelity International Sustainability Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	4.97%
Since Inception	6.50%
IXWWZ
Average Annual Return:
Past 1 year	8.43%
Since Inception	9.15%	[1]

[1]	A From May 9, 2017